Other Financial Obligations (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Other Financial Obligations
Other Chilean obligations		$ 104,665	$ 149,603
Public sector obligations		32,498	36,596
Total	$ 222,873	$ 137,163	$ 186,199